Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021
Current assets
Cash and cash equivalents	$ 279,035	$ 65,093
Trade and other receivables	790	5,823
Related party receivable	1,685
Inventories	3,462	11,881
Other current non financial assets	1,217
Total current assets	286,189	82,797
Non-current assets
Property, plant and equipment	26	2,131
Right-of-use assets	196	13,173
Intangible assets	8,560	16,358
Other non-current financial assets	148
Total non-current assets	8,930	31,662
Total assets	295,119	114,459
Current liabilities
Trade and other payables	13,859	20,566
Lease liabilities	98	4,979
Borrowings		10,376
Derivative financial liabilities		450
Current tax liabilities	42	147
Provisions	53	623
Total current liabilities	14,052	37,141
Non-current liabilities
Lease liabilities	98	10,450
Convertible loan notes		2,149
Provisions		868
Total non-current liabilities	98	13,467
Total liabilities	14,150	50,608
Net assets	280,969	63,851
Equity
Share capital	494,423	232,050
Other reserves	195	(3,317)
Accumulated losses	(213,649)	(164,882)
Total equity	$ 280,969	$ 63,851